Financial instruments and risk management (Details 9) - Capital Management [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total loans and financing	R$ 10,583,589	R$ 11,984,891
Total leases	9,441,375	11,206,959
(-) Cash and cash equivalentes	(323,928)	(169,035)
(-) Financial investments	(458,537)	(423,418)
Net indebtedness	R$ 19,242,499	R$ 22,599,397